Trade accounts receivables - Roll-forward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	R$ 208,091	R$ 97,934
Closing Balance	205,080	208,091
Trade accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	131,548	30,300
(Provisions)/Reversals, net	28,534	(119,417)
Utilisation Allowance Account For Credit Losses Financial Assetss	10,618	16,937
Increase Decrease In Allowance Account For Credi tLosses Financial Assets	(6,128)	(1,232)
Closing Balance	R$ 86,268	R$ 131,548